Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Share-Based Compensation

18. SHARE-BASED COMPENSATION

Share Awards Granted before Initial Public Offering

Sohu’s Stock Incentive Plan

Share-based compensation allocated from Sohu to the Company

The 2000 Stock Incentive Plan of the Company’s ultimate parent company, Sohu.com, provides for the issuance of stock options and restricted stock units to purchase up to 9,500,000 shares of common stock to qualified employees. The maximum term of any issued stock right is ten years from the grant date.

In determining the fair value of share options granted by Sohu to employees of Changyou, the Company applied the Black-Scholes valuation model. Restricted share units granted by Sohu to employees of Changyou were measured based on the fair market value of the underlying stock on the dates of grants.

There was no grant of stock options by Sohu to Changyou employees during 2010, 2011 or 2012.

A summary of option activity, relating to options held by employees of the Predecessor Operations under Sohu’s 2000 Stock Incentive Plan as of December 31, 2012 and changes during the year then ended, is presented below:

Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2012	10	$18.41	3.28	$306
Exercised	(5)	17.65
Forfeited	—

Outstanding at December 31, 2012	5	19.12	2.31	141

Vested at December 31, 2012	5	19.12	2.31	141

Exercisable at December 31, 2012	5	19.12	2.31	141

The aggregate intrinsic value in the preceding table represents the total intrinsic value based on the closing price on December 31, 2012 of shares of Sohu.com Inc. common stock on NASDAQ of $47.34.

The total fair values of options expensed during the years ended December 31, 2010, 2011 and 2012 were $ nil, $nil and $nil, respectively. The total intrinsic values of options exercised during the years ended December 31, 2010, 2011 and 2012 were $383,000, $173,000 and $110,000, respectively. As of December 31, 2012, there was no unrecognized compensation expense for options because the requisite service periods for the remaining options had been satisfied on or prior to that date.

A summary of restricted stock unit activity, relating to restricted stock units held by employees of the Predecessor Operations under Sohu’s 2000 Stock Incentive Plan as of December 31, 2012, and changes during the year then ended, is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2012	1	$86.58
Granted	—
Vested	(1)	86.58
Forfeited	—

Unvested at December 31, 2012	—

Expected to vest thereafter	—

As of December 31, 2012, there was $3,000 of unrecognized compensation cost related to unvested restricted stock units, net of estimated forfeitures. The total fair values of restricted stock units expensed during the years ended December 31, 2010, 2011 and 2012 were $116,000, $31,000 and $130,000, respectively.

The total fair value of vested restricted stock units on their respective vesting dates during the years ended December 31, 2010, 2011 and 2012 were $242,000, $88,000 and $57,000, respectively.

There were no capitalized share-based compensation costs during the years ended December 31, 2010, 2011 and 2012.

The maximum term of any issued stock right under the Sohu 2000 Stock Incentive Plan is ten years from the grant date. The Sohu 2000 Stock Incentive Plan expired on January 24, 2010 and a new plan was adopted on July 2, 2010. As of the expiration date, 9,128,724 shares of common stock had been issued or were subject to issuance upon the vesting and exercise of share options or the vesting and settlement of restricted share units granted under the plan.

Share-based compensation allocated from Sohu to the 17173 Business

A summary of option activity, relating to options held by employees of the 17173 Business under Sohu’s 2000 Stock Incentive Plan as of December 31, 2012, and changes during the year then ended, is presented below:

Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2012	11	$19.45	3.17	$331
Exercised	(4)	17.65
Forfeited	—

Outstanding at December 31, 2012	7	20.30	2.13	198

Vested at December 31, 2012	7	20.30	2.13	198

Exercisable at December 31, 2012	7	20.30	2.13	198

The aggregate intrinsic value in the preceding table represents the total intrinsic value based on the closing price on December 31, 2012 of shares of Sohu.com common stock on NASDAQ of $47.34. The total intrinsic value of share options exercised for the year ended December 31, 2012 was $80,000.

No options have been granted under Sohu’s 2000 Stock Incentive Plan since 2006. For the years ended December 31, 2010, 2011 and 2012, no share-based compensation expense was recognized for share options because the requisite service periods for share options had ended by the end of 2009.

A summary of restricted stock unit activity, relating to restricted stock units held by employees of the 17173 Business under Sohu’s 2000 Stock Incentive Plan as of December 31, 2012, and changes during the year then ended, is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2012	18	$61.27
Granted	—
Vested	(6)	61.27
Forfeited	(4)	61.27

Unvested at December 31, 2012	8	61.27

Expected to vest thereafter	5	61.27

As of December 31, 2012, there was $79,000 of unrecognized compensation cost related to unvested restricted stock units, net of estimated forfeitures. This amount is expected to be recognized over a weighted average period of 0.63 years. The total fair values of restricted stock units granted to employees expensed during the years ended December 31, 2010, 2011 and 2012 were $600,000, $321,000 and $173,000, respectively.

The total fair value of vested restricted stock units on their respective vesting dates during the years ended December 31, 2010, 2011 and 2012 were $61,000, $405,000 and $353,000, respectively.

The total fair values of options and restricted stock units expenses relating to Sohu’s senior management allocated to the 17173 Business during the years ended December 31, 2010, 2011 and 2012 were $353,000, $218,000 and $nil, respectively.

There were no capitalized share-based compensation costs during the years ended December 31, 2010, 2011 and 2012.

Non-recourse note to an employee

In 2005, Sohu and an employee, who later became the CEO of the Company, became shareholders of a newly organized entity, Beijing Fire Fox Digital Technology Co. Ltd. (“Beijing Fire Fox”) within the Predecessor Operations, holding 75% and 25% interests, respectively. Sohu, being the primary beneficiary of Beijing Fire Fox, provided a non-recourse interest-free loan to the employee for his share of capital contribution to the entity. Under the terms of the agreement with Sohu, there was an implied 5 year service requirement before the employee would be entitled to a contingent right to receive a payment equal to 25% of the value of Beijing Fire Fox. As the substance of this arrangement was similar to the grant of an option, this arrangement was accounted for as share-based compensation. The amount of compensation recorded was based upon the intrinsic value on the grant date, which was determined based upon the difference between fair market value of the contingent right and the principal and interest due on the note. As of the date of grant, the intrinsic value was determined to be zero.

On January 1, 2006, the Company recognized the compensation cost of the non-recourse note based on its grant date fair value over the remaining requisite service period.

Changyou 2008 Share Incentive Plan

On December 31, 2008, the Company reserved 2,000,000 of its ordinary shares, which included 1,774,000 Class B ordinary shares and 226,000 Class A ordinary shares, for issuance to certain of its executive officers and employees as incentive compensation under the Company’s 2008 Share Incentive Plan (the “Changyou 2008 Share Incentive Plan”).

The Company’s ordinary shares are divided into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and holders of Class B ordinary shares have the same rights in the Company, with the exception of voting and conversion rights. Each Class A ordinary share is entitled to one vote on all matters subject to a shareholder vote, and each Class B ordinary share is entitled to ten votes on all matters subject to a shareholder vote. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the election of the holder. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

In March 2009, the 2,000,000 reserved ordinary shares were subject to a ten-for-one share split and became 20,000,000 ordinary shares.

Through December 31, 2012, the Company had granted under the Changyou 2008 Share Incentive Plan 15,000,000 Class B ordinary shares to Tao Wang, Chief Executive Officer of Changyou, through Prominence Investments Ltd. (“Prominence”) and 4,745,200 Class A and/or Class B restricted share units (settleable by issuance of Class A ordinary shares or Class B ordinary shares, respectively) to certain of its executive officers other than Tao Wang and to certain of its employees and certain Sohu employees. Prominence is an entity that may deemed under applicable rules of the Securities and Exchange Commission (“SEC”) to be beneficially owned by Tao Wang.

In determining the fair value of ordinary shares, restricted shares and restricted share units granted by the Company in January and April 2008, the income approach/discounted cash flow method with a discount for lack of marketability was applied given that the shares underlying the awards were not publicly traded at the time of grant.

Determining the fair value of the ordinary shares of the Company required complex and subjective judgments regarding its projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made.

Because at the time of the grants the Company’s business was at a different stage of its product life cycle than that of the publicly listed companies in the online game industry, it was concluded that a market comparison approach would not have been meaningful in determining the fair value of the Company’s ordinary shares. As a result, the Company used the income approach/discounted cash flow method to derive the fair values. The Company applied the discounted cash flow, or DCF, analysis based on the Company’s projected cash flow using management’s best estimate as of the respective valuation dates. The projected cash flow estimate included, among other things, an analysis of projected revenue growth, gross margins, effective tax rates, capital expenditures and working capital requirements. The income approach involves applying appropriate discount rates, based on earnings forecasts, to estimated cash flows. The assumptions the Company used in deriving the fair value of its ordinary shares were consistent with the assumptions used in developing its MMORPG business plan, which included no material changes in the existing political, legal, fiscal and economic conditions in China; its ability to recruit and retain competent management, key personnel and technical staff to support its ongoing operations; and no material deviation in industry trends and market conditions from economic forecasts. These assumptions are inherently uncertain and subjective. The discount rates reflect the risks the management perceived as being associated with achieving the forecasts and are based on the Company’s estimated cost of capital, which was derived by using the capital asset pricing model, after taking into account systemic risks and company-specific risks. The capital asset pricing model is a model for pricing securities that adds an assumed risk premium rate of return to an assumed risk-free rate of return. Using this method, the Company determined the appropriate discount rates to be 22% as of the January 2008 valuation date and 23% as of the April 2008 valuation date.

The Company also applied a discount for lack of marketability, or DLOM, to reflect the fact that, at the time of the grants, Changyou.com Limited was a closely-held company and there was no public market for its ordinary shares. To determine the discount for lack of marketability, the Company used the Black-Scholes option pricing model. Pursuant to the Black-Scholes option pricing model, the Company used the cost of a put option, which can be used to hedge the price change before a privately held share can be sold, as the basis to determine the discount for lack of marketability. Based on the foregoing analysis, the Company used a DLOM of 19% to discount the value of the Changyou’s ordinary shares as of the January 2008 and April 2008 valuation dates.

Because there was no evidence to indicate that there would be a disproportionate return between majority and minority shareholders, the Company did not apply a minority discount. As a result, it was concluded that the fair value of Changyou.com Limited as a going concern was $136 million as of the January 2008 valuation date and $198 million as of the April 2008 valuation date.

In determining the fair value of restricted share units granted in 2009 before the Company’s initial public offering, the fair value of the underlying shares was determined based on the offering price of ADSs in the offering. In determining the fair value of restricted share units granted after the initial public offering, the fair value is determined based on the market price of the Company’s ADSs on the grant dates.

Share-based compensation expense for ordinary shares granted is fully recognized in the quarter during which these ordinary shares are granted. Share-based compensation expense for share options, restricted shares and restricted share units granted is recognized on an accelerated basis over the requisite service period. The number of share-based awards for which the service is not expected to be rendered over the requisite period is estimated, and the related compensation expense is not recorded for that number of awards.

The assumptions used in share-based compensation expense recognition represent management’s best estimates based on historical experience and consideration to developing expectations about the future. These estimates involve inherent uncertainties and the application of management judgment, however. If factors change or different assumptions are used, the share-based compensation expense could be materially different for any period. Moreover, the estimates of fair value are not intended to predict actual future events or the value that ultimately will be realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

For the years ended December 31, 2010, 2011 and 2012, total share-based compensation expense recognized for awards under the Changyou 2008 Share Incentive Plan was $8.5 million, $5.5 million and $3.4 million, respectively.

Share-based compensation to the Chief Executive Officer (“CEO”)

In January 2008, Sohu communicated to and agreed with the CEO that his contingent right in Beijing Fire Fox would be modified to an equity interest in the Company. The equity interest Sohu granted to the CEO would consist of 7,000,000 ordinary shares in the Company and 8,000,000 restricted shares in the Company and would come out of Sohu’s equity interest in the Company. The restricted shares included, as a condition of vesting, the completion of an initial public offering by the Company on an internationally recognized stock exchange, and also were subject to a vesting schedule. In addition, the terms of the restricted shares provided that the CEO would not be entitled to participate in any distributions by the Company on his ordinary shares and restricted shares until the earlier of the completion of an initial public offering by the Company or February 2012. In April 2008, the vesting conditions of the restricted shares were modified to provide for vesting over a four-year period, subject to acceleration under certain circumstances, commencing on February 1, 2008, with no condition that an initial public offering be completed. There was no change, however, to the limitation on the CEO’s right to participate in distributions declared by the Company prior to the completion of an initial public offering.

The difference between the fair values, or the Incremental Fair Value, of the 7,000,000 ordinary shares and 8,000,000 restricted shares granted to the CEO and his contingent right to receive a payment equal to 25% of the value of Beijing Fire Fox was accounted for as share-based compensation. Because the terms of the issuance of the ordinary shares and restricted shares had been approved and were communicated to and agreed with the CEO as of January 2, 2008, this was considered the grant date under U.S. GAAP and, accordingly, the Incremental Fair Value was determined as of that date. The portion of the Incremental Fair Value related to the 7,000,000 ordinary shares, equal to $1.8 million, was recognized as share-based compensation expense in product development expenses for the three months ended March 31, 2008. As a result of the modification of the vesting terms of the 8,000,000 restricted shares in April 2008, the portion of the Incremental Fair Value related to those shares, equal to $7.0 million, was determined as of that date and is accounted for as share-based compensation over the vesting period starting from the date of the modification, following the accelerated basis of attribution. The Incremental Fair Values were determined using the discounted cash flow method.

A summary of restricted shares activity relating to the restricted shares held by the CEO under the Changyou 2008 Share Incentive Plan as of and for the year ended December 31, 2012, is presented below:

Restricted Shares	Number of Shares (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2012	2,000	$1.36
Granted	—
Vested	(2,000)	1.36

Unvested at December 31, 2012	—

Expected to vest thereafter	—

Share-based compensation expenses relating to the 8,000,000 restricted shares for the years ended December 31, 2010, 2011 and 2012 were $1.2 million, $0.5 million and $41,000, respectively, and recognized in product development expenses. As of December 31, 2012, there was no unrecognized compensation expense related to unvested restricted shares granted to the CEO.

The total fair values of restricted stock units vested on their respective vesting dates during the years ended December 31, 2010, 2011 and 2012 were $32.7 million, $39.7 million and $26.5 million, respectively.

Share-based compensation to senior management and certain key employees

In April 2008, the Company approved and communicated to the recipients the grant of an aggregate of 1,800,000 restricted ordinary shares to its executive officers other than the CEO and 940,000 restricted share units, which are settleable in ordinary shares upon vesting to certain key employees. These restricted shares and restricted share units are subject to vesting over a four-year period, subject to acceleration under certain circumstances, commencing February 1, 2008, and vesting was further subject to a successful initial public offering by the Company.

On March 13, 2009, the Company exchanged the 1,800,000 restricted ordinary shares for Class B restricted share units, that otherwise have the same vesting and other terms as applied to the restricted ordinary shares described above. Including the exchange, Class B restricted share units granted to executive officers other than the CEO and certain key employees totaled 2,740,000.

A summary of the restricted share units activity as of and for the year ended December 31, 2012, is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2012	635	$1.98
Granted	—
Vested*	(635)	1.98
Forfeited	—

Unvested at December 31, 2012	—

Expected to vest thereafter	—

*	including 405,000 shares not settled as of December 31, 2012.

Share-based compensation expense relating to the 2,740,000 restricted share units for the years ended December 31, 2010, 2011 and 2012 was $0.9 million, $0.4 million and $31,000, respectively. As of December 31, 2012, there was no unrecognized compensation cost related to unvested Class B restricted share units granted to executive officers other than the CEO and certain key employees.

The total fair values of restricted stock units vested on their respective vesting dates during the years ended December 31, 2010, 2011 and 2012 were $11.2 million, $13.1 million and $8.4 million, respectively.

Share awards to other employees

On February 17, 2009, the Company granted an aggregate of 456,000 Class A restricted share units to certain of its employees. These restricted share units are subject to vesting over a four-year period commencing upon the completion of the listing of the Company’s Class A ordinary shares in an initial public offering.

A summary of restricted share units activity as of and for the year ended December 31, 2012, is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2012	169	$8.00
Granted	—
Vested	(85)	8.00
Forfeited	(3)	8.00

Unvested at December 31, 2012	81	8.00

Expected to vest thereafter	73	8.00

Share-based compensation expense relating to the 456,000 Class A restricted share units for the years ended December 31, 2010, 2011 and 2012 was $1.0 million, $0.6 million and $0.3 million, respectively. As of December 31, 2012, unrecognized compensation expense related to unvested Class A restricted share units of the Company granted to employees before the initial public offering was $57,000.

The total fair values of restricted stock units vested on their respective vesting dates during the years ended December 31, 2010, 2011 and 2012 were $1.7 million, $1.6 million and $1.2 million, respectively.

Share Awards Granted after Initial Public Offering

Changyou 2008 Share Incentive Plan

Share-based compensation to senior management and Changyou employees

On April 21, 2009, the Company granted an aggregate of 1,200,000 Class A restricted share units (settleable upon vesting in Class A ordinary shares) to executive officers other than the CEO. These Class A restricted share units are subject to vesting over a four-year period commencing on April 21, 2009. The fair value as of April 21, 2009, the grant date of restricted share units, was determined based on the Company’s share price on the grant date.

For the years ended December 31, 2010, 2011 and 2012, the Company granted an aggregate of 27,000, 252,200 and 10,000, respectively, Class A restricted share units (settleable upon vesting in Class A ordinary shares) to certain employees. These Class A restricted share units are subject to vesting over a four-year period commencing on grant dates. The fair values as of grant dates of restricted share units were determined based on the Company’s share price on the grant dates.

A summary of restricted share units activity under the Changyou Stock Incentive Plan as of and for the year ended December 31, 2012 is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2012	865	$12.99
Granted	10	12.11
Vested	(367)	12.77
Forfeited	(6)	17.78

Unvested at December 31, 2012	502	13.08

Expected to vest thereafter	481	13.04

Share-based compensation expense recognized for restricted share units for the years ended December 31, 2010, 2011 and 2012 under Changyou’s Stock Incentive Plan was $5.3 million, $3.5 million and $2.8 million, respectively. As of December 31, 2012, there was $1.6 million of unrecognized compensation expense related to unvested restricted share units. The expense is expected to be recognized over a weighted average period of 0.95 years.

The total fair values of restricted stock units vested on their respective vesting dates during the years ended December 31, 2010, 2011 and 2012 were $4.9 million, $6.1 million and $4.6 million, respectively.

Share Awards to Employees of the 17173 Business

On October 24, 2010 and January 29, 2011, the Company granted 40,000 and 20,000 Class A restricted share units (settleable upon vesting in Class A ordinary shares), respectively, to certain employees of the 17173 Business, which was then owned and operated by Sohu, for their involvement in the provision of certain online game links and advertising services to the Company on its websites.

These Class A restricted share units are subject to vesting over a four-year period commencing on the grant date. Since its acquisition of the 17173 Business on December 15, 2011, the Company has accounted for the Class A restricted share units to employees of the 17173 Business as if they were employees of the Company from the beginning of the period. The fair values of these share awards were determined based on the Company’s share price on the grant dates.

A summary of restricted share units to employees of the 17173 Business as of and for the year ended December 31, 2012 is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Fair Value
Unvested at January 1, 2012	50	$17.67
Granted	—
Vested	(14)	17.71
Forfeited	(12)	17.47

Unvested at December 31, 2012	24	17.75

Expected to vest thereafter	24	17.75

Share-based compensation expense relating to these 60,000 Class A restricted share units for the years ended December 31, 2010, 2011 and 2012 was $0.1 million, $0.5 million and $0.3 million, respectively. As of December 31, 2012, there was $209,000 of unrecognized compensation expense related to unvested restricted share units. The expense is expected to be recognized over a weighted average period of 0.88 years.

The total fair values of restricted stock units vested on their respective vesting dates during the years ended December 31, 2010, 2011and 2012 were $nil, $0.2 million and $0.2 million, respectively.

7Road 2012 Share Incentive Plan

On July 10, 2012, 7Road Cayman adopted a 2012 Share Incentive Plan (the “7Road 2012 Share Incentive Plan”), which initially provided for the issuance of up to 5,100,000 Class A ordinary shares of 7Road Cayman (amounting to 5.1% of the then outstanding 7Road Cayman shares on a fully-diluted basis) to selected directors, officers, employees, consultants and advisors of 7Road.

On November 2, 2012, 7Road Cayman’s Board of Directors and its shareholders approved an increase from 5,100,000 to 15,100,000 Class A ordinary shares (amounting to 13.7% of the then outstanding 7Road shares on a fully-diluted basis) in the number of ordinary shares available for issuance from time to time to selected directors, officers, employees, consultants and advisors of 7Road under the 7Road 2012 Share Incentive Plan.

On July 18, 2012, 7Road Cayman granted to certain key employees restricted share units(“RSUs”), which are settleable upon vesting by the issuance of an aggregate of 2,546,250 of 7Road Cayman’s Class A ordinary shares, with vesting in installments of 40%, 30% and 30%, respectively, on the first, second and third anniversaries of the grant date and vesting subject to the additional conditions that 7Road Cayman complete a firm commitment underwritten initial public offering of its Class A ordinary shares resulting in a listing on an internationally recognized exchange (an “IPO”) and that all underwriters’ lockup periods applicable to the IPO expire. There were 112,500 RSUs forfeited and no RSUs that were settled or that expired for the year ended December 31, 2012.

As all the criteria for establishing the grant date were met, the total share-based compensation to be recognized for these RSUs, amounting to $11.2 million, is measured based on their fair value on July 18, 2012. No compensation expense will be recognized relating to these RSUs until the completion of the IPO, because an IPO event is not considered to be probable until it is completed. The cumulative share-based compensation expense recognized upon the 7Road Cayman’s IPO would have been $2.7 million, if the IPO had been completed on December 31, 2012.